Note 14 - Government Grants and Subsidies (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Government grants	$ 279,017	$ 235,387	$ 242,813
Government grants receivable	0	$ 22,276	$ 0
Ontario Interactive Digital Media Tax Credit	904,940
Proceeds from canada emergency wage subsidy	182,118
Proceeds from Canada emergency rent subsidy	$ 27,309
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Minimum threshold for the revenue of a period of three years for a grant liability to occur	15.00%